Acquisitions - Amortization Expense (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Estimated amortization expense
2016 (six months)	$ 1,233
2017	1,258		$ 959
2018	1,252		959
2019	1,246		959
2020	1,162		901
2021	1,121
Thereafter	18,310
Total	25,582		15,005	$ 17,647
Amortization expense	$ 1,000	$ 1,000	$ 2,200	$ 900	$ 800